T. ROWE PRICE Small-Cap Stock Fund
September 30, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 91.5%
COMMUNICATION SERVICES 1.2%
Entertainment 0.2%
Cinemark Holdings (1) 1,124,017 13,612
13,612
Interactive Media & Services 0.3%
Bumble, Class A (1) 989,000 21,254
Vimeo (1) 1,582,400 6,329
27,583
Media 0.7%
Cable One  67,437 57,527
57,527
Total Communication Services 98,722
CONSUMER DISCRETIONARY 10.3%
Automobiles 1.0%
Rivian Automotive, Class A (1) 2,621,114 86,261
86,261
Diversified Consumer Services 1.1%
Bright Horizons Family Solutions (1) 645,979 37,241
Clear Secure, Class A (1) 2,227,074 50,911
Rover Group, Earn Out Shares $16.00, Acquisition Date: 8/2/21,
Cost $— (1)(2) 773,380 16
88,168
Hotels, Restaurants & Leisure 2.8%
BJ's Restaurants (1) 1,096,982 26,163
Chuy's Holdings (1)(3) 1,103,743 25,585
Dutch Bros, Class A (1) 229,237 7,141
Fiesta Restaurant Group (1)(3) 2,143,282 13,588
Marriott Vacations Worldwide  153,800 18,742
Papa John's International  988,620 69,213
Red Robin Gourmet Burgers (1) 478,651 3,221
Red Rock Resorts, Class A  318,900 10,926
Ruth's Hospitality Group  1,019,700 17,192
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $33,027 (1)(2)(3)(4)(5) 3,862,836 15,490
T. ROWE PRICE Small-Cap Stock Fund

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Wyndham Hotels & Resorts  412,800 25,325
232,586
Household Durables 0.8%
Cavco Industries (1) 108,711 22,368
Skyline Champion (1) 866,975 45,837
68,205
Internet & Direct Marketing Retail 0.8%
Big Sky Growth Partners (1) 1,184,464 11,572
Farfetch, Class A (1) 2,343,609 17,460
Xometry, Class A (1) 681,288 38,690
67,722
Multiline Retail 1.0%
Ollie's Bargain Outlet Holdings (1) 1,539,752 79,451
79,451
Specialty Retail 2.3%
Burlington Stores (1) 506,189 56,638
Five Below (1) 144,090 19,837
KKR Acquisition Holdings I (1) 1,804,308 17,791
Monro  1,046,258 45,470
RH (1) 68,709 16,907
Warby Parker, Class A (1) 2,298,224 30,658
187,301
Textiles, Apparel & Luxury Goods 0.5%
Skechers USA, Class A (1) 1,172,500 37,192
37,192
Total Consumer Discretionary 846,886
CONSUMER STAPLES 3.4%
Beverages 1.0%
Boston Beer, Class A (1) 241,522 78,169
78,169
Food Products 1.9%
ADM Holdings (1)(4) 164 37
Cal-Maine Foods  410,417 22,815
Makepeace Bros (1)(4) 164 107

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Nomad Foods (1) 1,768,192 25,108
Post Holdings (1) 540,609 44,281
Post Holdings Partnering (1) 781,163 7,761
Simply Good Foods (1) 277,706 8,884
TreeHouse Foods (1) 496,475 21,061
Utz Brands  1,954,253 29,509
159,563
Personal Products 0.5%
BellRing Brands (1) 2,086,719 43,007
43,007
Total Consumer Staples 280,739
ENERGY 4.5%
Energy Equipment & Services 1.1%
Cactus, Class A  515,100 19,795
Liberty Energy, Class A (1) 2,950,321 37,410
NexTier Oilfield Solutions (1) 4,625,457 34,229
91,434
Oil, Gas & Consumable Fuels 3.4%
Devon Energy  1,031,546 62,027
Diamondback Energy  529,168 63,744
Magnolia Oil & Gas, Class A  3,549,386 70,313
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $1,247 (1)(2)(4) 413 6,111
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost $20,149 (1)(2)(4) 5,556 82,202
284,397
Total Energy 375,831
FINANCIALS 16.2%
Banks 9.0%
BankUnited  1,376,967 47,051
Cadence Bank  1,512,300 38,427
CRB Group, Acquisition Date: 4/14/22, Cost $2,582 (1)(2)(4) 24,556 2,582
CrossFirst Bankshares (1) 1,248,950 16,299
Dime Community Bancshares  1,067,636 31,260
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $2,938 (1)(2)(4) 293,821 5,289

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $1,443 (1)(2)(4) 144,311 2,598
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost $— (1)(2)(4) 43,813 354
East West Bancorp  666,605 44,756
Equity Bancshares, Class A  651,725 19,311
FB Financial  1,028,163 39,286
First Bancshares  820,689 24,514
Five Star Bancorp  651,497 18,476
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $5,000 (1)(2)(4) 500,044 2,000
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (1)(2)(4) 98,245 71
Heritage Commerce  2,598,154 29,463
Home BancShares  1,489,293 33,524
Live Oak Bancshares  1,059,925 32,434
Origin Bancorp  818,696 31,495
Pacific Premier Bancorp  1,103,369 34,160
Pinnacle Financial Partners  631,678 51,229
Popular  356,296 25,675
Professional Holding, Class A (1) 150,830 3,912
Sandy Spring Bancorp  533,500 18,811
Signature Bank  354,851 53,582
SouthState  557,404 44,102
Veritex Holdings  985,978 26,217
Western Alliance Bancorp  1,033,963 67,973
744,851
Capital Markets 1.5%
Bluescape Opportunities Acquisition, Warrants, 1/31/26 (1) 710,271 100
Cboe Global Markets  423,422 49,697
P10, Class A  1,780,757 18,734
StepStone Group, Class A  1,219,385 29,887
TMX Group (CAD)  278,500 25,617
124,035
Consumer Finance 0.6%
Encore Capital Group (1) 469,869 21,369

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
PRA Group (1) 893,386 29,357
50,726
Diversified Financial Services 0.1%
Conyers Park III Acquisition (1) 1,133,615 11,075
11,075
Insurance 3.6%
Assurant  494,193 71,792
Axis Capital Holdings  1,224,400 60,179
Hanover Insurance Group  385,478 49,395
Kemper  571,746 23,590
Selective Insurance Group  1,078,439 87,785
292,741
Thrifts & Mortgage Finance 1.4%
Blue Foundry Bancorp (1) 687,500 7,666
Capitol Federal Financial  1,671,632 13,875
Essent Group  600,980 20,956
Kearny Financial  1,379,800 14,653
PennyMac Financial Services  1,266,593 54,337
111,487
Total Financials 1,334,915
HEALTH CARE 16.4%
Biotechnology 7.9%
Abcam, ADR (1) 1,961,308 29,400
Agios Pharmaceuticals (1) 435,633 12,320
Apellis Pharmaceuticals (1) 1,013,276 69,207
Argenx, ADR (1) 301,321 106,381
Ascendis Pharma, ADR (1) 502,842 51,923
Avid Bioservices (1) 752,200 14,382
Avidity Biosciences (1) 595,531 9,725
Blueprint Medicines (1) 587,249 38,694
Cerevel Therapeutics Holdings (1) 556,190 15,718
CRISPR Therapeutics (1) 224,895 14,697
Flame Biosciences, Acquisition Date: 9/28/20, Cost $2,258 (1)(2)
(4) 344,711 1,582
Generation Bio (1) 960,382 5,100

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Icosavax (1) 726,831 2,297
Insmed (1) 2,173,183 46,810
Intellia Therapeutics (1) 236,486 13,234
Ionis Pharmaceuticals (1) 455,000 20,125
Karuna Therapeutics (1) 164,619 37,028
Kura Oncology (1) 631,167 8,622
Kymera Therapeutics (1) 198,330 4,318
MeiraGTx Holdings (1) 231,130 1,944
Monte Rosa Therapeutics (1) 392,327 3,205
Morphic Holding (1) 317,480 8,985
Nkarta (1) 566,352 7,453
Nurix Therapeutics (1) 177,832 2,317
Prometheus Biosciences (1) 163,000 9,619
Prothena (1) 253,053 15,342
PTC Therapeutics (1) 105,729 5,307
RAPT Therapeutics (1) 479,222 11,530
Relay Therapeutics (1) 338,531 7,573
Repare Therapeutics (1) 390,500 4,737
Replimune Group (1) 222,513 3,843
Scholar Rock, Warrants, Acquisition Date: 6/17/22, Cost $— (1)(2) 85,583 380
Scholar Rock Holding (1) 1,101,378 7,632
Tenaya Therapeutics (1) 118,163 343
Ultragenyx Pharmaceutical (1) 556,530 23,046
Verve Therapeutics (1) 238,757 8,201
Xencor (1) 768,758 19,972
Zentalis Pharmaceuticals (1) 422,988 9,162
652,154
Health Care Equipment & Supplies 2.3%
AtriCure (1) 541,699 21,180
CVRx (1) 271,558 2,534
ICU Medical (1) 306,446 46,151
Nevro (1) 263,144 12,262
Outset Medical (1) 1,372,619 21,866
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $13,938 (1)(2)
(4) 3,701,604 2,443
Penumbra (1) 167,800 31,815

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
PROCEPT BioRobotics (1) 1,167,279 48,395
186,646
Health Care Providers & Services 3.8%
Alignment Healthcare (1) 1,467,241 17,372
dentalcorp Holdings (CAD) (1) 1,298,233 7,472
ModivCare (1) 386,674 38,544
Molina Healthcare (1) 363,328 119,840
Option Care Health (1) 1,378,412 43,379
Pennant Group (1) 825,924 8,598
Privia Health Group (1) 1,258,647 42,869
Surgery Partners (1) 446,246 10,442
U.S. Physical Therapy  356,893 27,131
315,647
Health Care Technology 0.4%
Certara (1) 232,612 3,089
Definitive Healthcare (1) 587,324 9,127
Doximity, Class A (1) 586,053 17,711
29,927
Life Sciences Tools & Services 1.1%
Adaptive Biotechnologies (1) 287,298 2,046
Bruker  1,138,996 60,435
NeoGenomics (1) 1,197,400 10,310
Olink Holding, ADR (1) 820,602 9,962
Rapid Micro Biosystems, Class A (1) 1,183,751 3,823
Seer (1) 415,171 3,213
89,789
Pharmaceuticals 0.9%
Arvinas (1) 221,723 9,864
Catalent (1) 854,391 61,824
Reata Pharmaceuticals, Class A (1) 206,650 5,193
76,881
Total Health Care 1,351,044

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES 13.5%
Aerospace & Defense 0.7%
Cadre Holdings  542,227 13,046
Parsons (1) 1,098,065 43,044
56,090
Building Products 0.7%
CSW Industrials  260,546 31,214
Gibraltar Industries (1) 653,392 26,743
57,957
Commercial Services & Supplies 1.7%
IAA (1) 859,382 27,371
MSA Safety  186,135 20,341
Rentokil Initial (GBP)  6,542,044 34,676
Stericycle (1) 889,500 37,457
Tetra Tech  181,740 23,359
143,204
Electrical Equipment 0.9%
AZZ  1,176,454 42,952
Shoals Technologies Group, Class A (1) 1,010,839 21,784
Thermon Group Holdings (1) 497,728 7,670
72,406
Machinery 5.9%
Enerpac Tool Group  2,167,100 38,640
ESCO Technologies  683,241 50,177
Federal Signal  1,085,800 40,522
Graco  719,818 43,153
Helios Technologies  566,848 28,683
Ingersoll Rand  2,003,924 86,690
John Bean Technologies  519,559 44,682
Marel (ISK)  2,101,077 6,501
Mueller Water Products, Class A  2,627,377 26,983
RBC Bearings (1) 171,200 35,577
SPX Technologies (1) 880,900 48,643
Toro  375,823 32,501
482,752

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Professional Services 1.5%
Booz Allen Hamilton Holding  479,380 44,271
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $4,339 (1)(2)(4) 568,563 4,378
Clarivate (1) 3,284,495 30,841
Huron Consulting Group (1) 332,900 22,055
Legalzoom.com (1) 972,334 8,333
Upwork (1) 868,575 11,830
121,708
Road & Rail 0.9%
Landstar System  189,524 27,362
Saia (1) 242,375 46,051
73,413
Trading Companies & Distributors 1.2%
Air Lease  759,100 23,540
Rush Enterprises, Class A  589,777 25,868
SiteOne Landscape Supply (1) 492,244 51,262
100,670
Total Industrials & Business Services 1,108,200
INFORMATION TECHNOLOGY 11.4%
Communications Equipment 0.0%
Infinera (1) 478,400 2,315
2,315
Electronic Equipment, Instruments & Components 2.9%
CTS  1,276,553 53,168
Littelfuse  204,027 40,538
Novanta (1) 291,612 33,725
PAR Technology (1) 1,042,257 30,778
Teledyne Technologies (1) 239,150 80,706
238,915
IT Services 1.7%
Payoneer Global (1) 5,811,700 35,161
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $1,148 (1)
(2)(4) 25,034 1,725
SS&C Technologies Holdings  1,050,869 50,179
Themis Solutions, Acquisition Date: 4/14/21, Cost $2,746 (1)(2)(4) 122,320 2,483

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Toast, Class A (1) 3,172,700 53,047
142,595
Semiconductors & Semiconductor Equipment 2.2%
Entegris  937,902 77,864
Lattice Semiconductor (1) 2,105,566 103,615
181,479
Software 4.6%
Amplitude, Class A (1) 890,400 13,774
Blackline (1) 424,900 25,452
Ceridian HCM Holding (1) 109,994 6,146
Clearwater Analytics Holdings, Class A (1) 501,987 8,428
Coupa Software (1) 259,267 15,245
Descartes Systems Group (1) 1,290,433 81,981
DoubleVerify Holdings (1) 1,853,144 50,684
Five9 (1) 164,308 12,320
Manhattan Associates (1) 331,200 44,060
nCino (1) 259,049 8,836
Paycom Software (1) 59,194 19,533
Paycor HCM (1) 1,470,628 43,472
Plex Systems, EC, Acquisition Date: 9/7/21, Cost $754 (1)(2)(4) 753,970 716
Plex Systems, EC, Acquisition Date: 9/7/21, Cost $108 (1)(2)(4) 107,710 106
Socure, Acquisition Date: 12/22/21, Cost $2,034 (1)(2)(4) 126,571 1,547
Workiva (1) 599,034 46,605
378,905
Total Information Technology 944,209
MATERIALS 2.5%
Chemicals 1.4%
Element Solutions  4,708,567 76,608
Quaker Chemical  281,061 40,580
117,188
Containers & Packaging 0.0%
Ranpak Holdings (1) 603,987 2,066
2,066

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Metals & Mining 0.9%
Constellium (1) 3,411,271 34,590
ERO Copper (CAD) (1) 951,367 10,517
Franco-Nevada (CAD)  63,762 7,616
Haynes International (3) 694,095 24,377
77,100
Paper & Forest Products 0.2%
West Fraser Timber (CAD)  229,947 16,635
16,635
Total Materials 212,989
MISCELLANEOUS 0.0%
Miscellaneous 0.0%
Fresh Market, EC (1)(4) 910,700 —
Total Miscellaneous —
REAL ESTATE 4.9%
Equity Real Estate Investment Trusts 3.3%
Community Healthcare Trust, REIT  490,075 16,050
CubeSmart, REIT  1,295,938 51,915
EastGroup Properties, REIT  638,500 92,161
First Industrial Realty Trust, REIT  530,271 23,761
Flagship Communities REIT, REIT  403,572 6,050
Independence Realty Trust, REIT  250,000 4,183
Rexford Industrial Realty, REIT  1,048,218 54,507
Terreno Realty, REIT  380,100 20,142
268,769
Real Estate Management & Development 1.6%
Altus Group (CAD)  239,300 7,758
DigitalBridge Group  1,112,651 13,919
FirstService  752,813 89,592
Tricon Residential  2,795,325 24,180
135,449
Total Real Estate 404,218

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
UTILITIES 3.8%
Electric Utilities 0.9%
IDACORP  551,469 54,601
MGE Energy  257,976 16,931
71,532
Gas Utilities 1.8%
Chesapeake Utilities  473,957 54,690
ONE Gas  364,000 25,622
Southwest Gas Holdings  927,777 64,712
145,024
Independent Power & Renewable Electricity Producers 0.4%
NextEra Energy Partners  495,725 35,846
35,846
Water Utilities 0.7%
California Water Service Group  514,368 27,102
SJW Group  545,546 31,423
58,525
Total Utilities 310,927
Total Miscellaneous Common Stocks  3.4% (6) 285,217
Total Common Stocks (Cost $5,971,019) 7,553,897
CONVERTIBLE PREFERRED STOCKS 4.6%
CONSUMER DISCRETIONARY 0.8%
Hotels, Restaurants & Leisure 0.8%
Cava Group, Series E, Acquisition Date: 6/23/20 - 3/26/21,
Cost $17,735 (1)(2)(4) 710,468 41,534
Cava Group, Series F, Acquisition Date: 3/26/21, Cost $13,024 (1)
(2)(4) 346,118 20,234
Torchys Holdings, Acquisition Date: 11/13/20, Cost $6,813 (1)(2)
(3)(4)(5) 758,455 3,041
64,809
Internet & Direct Marketing Retail 0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $10,756 (1)(2)(4) 1,848,191 3,401
3,401
Total Consumer Discretionary 68,210

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES 0.6%
Food Products 0.6%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $14,331 (1)(2)(4) 776,181 48,246
Total Consumer Staples 48,246
FINANCIALS 0.1%
Banks 0.1%
CRB Group, Series D, Acquisition Date: 1/28/22, Cost $9,075 (1)
(2)(4) 86,312 9,075
Total Financials 9,075
HEALTH CARE 1.1%
Biotechnology 0.2%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $4,493 (1)(2)(4) 1,627,947 10,712
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $8,050 (1)(2)(4) 993,799 6,539
17,251
Health Care Equipment & Supplies 0.1%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $5,415 (1)(2)
(4) 5,330,753 5,415
5,415
Health Care Providers & Services 0.1%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $9,397 (1)(2)(4) 3,902,227 11,277
11,277
Life Sciences Tools & Services 0.7%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $4,754 (1)(2)(4) 403,512 4,754
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $5,808 (1)(2)
(4) 657,721 3,670
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $6,793 (1)(2)(4) 497,323 30,202
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $11,631 (1)(2)(4) 261,906 15,906
54,532
Total Health Care 88,475
INDUSTRIALS & BUSINESS SERVICES 0.7%
Aerospace & Defense 0.2%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $5,882 (1)(2)(4) 130,614 8,881

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $11,512 (1)(2)
(4) 2,061,623 11,512
20,393
Air Freight & Logistics 0.1%
FLEXE, Series C, Acquisition Date: 11/18/20, Cost $5,112 (1)(2)(4) 420,147 8,569
FLEXE, Series D, Acquisition Date: 4/7/22, Cost $3,033 (1)(2)(4) 148,715 3,033
11,602
Electrical Equipment 0.1%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $5,620 (1)(2)
(4) 269,870 5,620
5,620
Professional Services 0.2%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $3,881 (1)(2)(4) 852,879 6,567
Checkr, Series D, Acquisition Date: 9/6/19, Cost $11,857 (1)(2)(4) 1,176,033 9,056
15,623
Road & Rail 0.1%
Convoy, Series C, Acquisition Date: 9/14/18, Cost $8,346 (1)(2)(4) 1,175,394 6,088
Convoy, Series D, Acquisition Date: 10/30/19, Cost $10,022 (1)(2)
(4) 740,142 3,834
9,922
Total Industrials & Business Services 63,160
INFORMATION TECHNOLOGY 1.0%
IT Services 0.4%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $4,277 (1)(2)(4) 293,317 5,535
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $1,811 (1)(2)
(4) 95,996 1,811
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $10 (1)
(2)(4) 381 26
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost $4,907 (1)
(2)(4) 186,629 12,861
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $997 (1)
(2)(4) 9,288 640
ServiceTitan, Series G, Acquisition Date: 6/28/21, Cost $491 (1)
(2)(4) 4,130 285
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $618 (1)(2)(4) 27,540 559
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $62 (1)(2)(4) 2,740 56

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $67 (1)(2)(4) 2,980 60
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $7,824 (1)(2)(4) 348,470 7,074
28,907
Software 0.6%
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $11,576 (1)(2)(4) 886,735 18,484
Nuro, Series D, Acquisition Date: 10/29/21, Cost $5,450 (1)(2)(4) 261,432 5,450
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $5,397 (1)(2)(4) 1,068,639 5,215
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $7,110 (1)(2)(4) 1,127,860 11,673
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $698 (1)(2)(4) 79,390 822
Socure, Series A, Acquisition Date: 12/22/21, Cost $2,472 (1)(2)
(4) 153,828 1,880
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $2,029 (1)
(2)(4) 126,253 1,543
Socure, Series B, Acquisition Date: 12/22/21, Cost $37 (1)(2)(4) 2,284 28
Socure, Series E, Acquisition Date: 10/27/21, Cost $4,702 (1)(2)(4) 292,632 3,576
48,671
Total Information Technology 77,578
MATERIALS 0.3%
Chemicals 0.2%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $7,078 (1)(2)(4) 149,321 11,647
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $9,813 (1)(2)(4) 237,759 7,411
19,058
Metals & Mining 0.1%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $5,884 (1)(2)(4) 214,677 5,884
5,884
Total Materials 24,942
Total Convertible Preferred Stocks (Cost $276,650) 379,686

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 4.3%
Money Market Funds 4.3%
T. Rowe Price Government Reserve Fund, 3.07% (3)(7) 351,380,703 351,381
Total Short-Term Investments (Cost $351,381) 351,381
Total Investments in Securities 100.4%
(Cost $6,599,050) $ 8,284,964
Other Assets Less Liabilities (0.4)% (35,458)
Net Assets 100.0% $ 8,249,506
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$511,759 and represents 6.2% of net assets.
(3) Affiliated Companies
(4) Level 3 in fair value hierarchy.
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Seven-day yield
ADR American Depositary Receipts
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
GBP British Pound
ISK Iceland Krona
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Stock Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Chuy's Holdings  $ 263 $ (6,910) $ —
Dogwood State Bank, Non-Voting Shares  — 1,431 —
Dogwood State Bank, Voting Shares  — 703 —
Dogwood State Bank, Warrants, 5/6/24  — 143 —
Fiesta Restaurant Group  110 (10,215) —
Haynes International  26 (3,447) 444
Torchys Holdings  — (3,709) —
Torchys Holdings, Class A  — (18,889) —
T. Rowe Price Government Reserve Fund, 3.07% — — 1,951++
Totals $ 399# $ (40,893) $ 2,395+

T. ROWE PRICE Small-Cap Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
Chuy's Holdings  $ * $ 3,576 $ 148 $ 25,585
Dogwood State Bank, Non-
Voting Shares  3,858 — — *
Dogwood State Bank, Voting
Shares  1,895 — — *
Dogwood State Bank, Warrants,
5/6/24  211 — — *
Fiesta Restaurant Group  23,991 — 188 13,588
Haynes International  25,432 2,811 419 24,377
Torchys Holdings  6,750 — — 3,041
Torchys Holdings, Class A  34,379 — — 15,490
T. Rowe Price Government
Reserve Fund, 3.07% 137,668  ¤  ¤ 351,381
Total $ 433,462^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2,395 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $485,294.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Small-Cap Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Small-Cap Stock Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

T. ROWE PRICE Small-Cap Stock Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Small-Cap Stock Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 7,298,838 $ 123,238 $ 131,821 $ 7,553,897
Convertible Preferred Stocks — — 379,686 379,686
Short-Term Investments 351,381 — — 351,381
Total $ 7,650,219 $ 123,238 $ 511,507 $ 8,284,964

T. ROWE PRICE Small-Cap Stock Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2022. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at September 30, 2022, totaled $(34,993,000) for the period ended September 30, 2022.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period
Total
Purchases
Ending
Balance
9/30/22
Investment in Securities
Common Stocks $ 103,432 $ 25,807 $ 2,582 $ 131,821
Convertible Preferred Stocks 398,797 (60,800) 41,689 379,686
Total $ 502,229 $ (34,993) $ 44,271 $ 511,507

T. ROWE PRICE Small-Cap Stock Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 131,821 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
2%
– 100%
5% Decrease
Market
comparable
Enterprise
value to sales
multiple
1.5x
– 14.7x
4.1x Increase
Sales growth
rate
18%
– 75%
41% Increase
Enterprise
value to gross
profit multiple
6.0x
– 18.9x
11.2x Increase
Gross profit
growth rate
21%
– 54%
37% Increase
Enterprise
value to
EBITDA
multiple
10.1x
– 26.9x
11.6x Increase
EBITDA
growth rate
23% 23% Increase
Projected
enterprise
value to
EBITDA
multiple
14.0x 14.0x Increase
Probability
for potential
outcome
20%
– 40%
30% Decrease
Discount rate
for cost of
capital
13% 13% Decrease

T. ROWE PRICE Small-Cap Stock Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 3% 3% Increase
Volatility 38%
– 41%
39% Increase
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 379,686 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
0.8x
– 14.7x
5.5x Increase
Sales growth
rate
18%
– 266%
39% Increase
Enterprise
value to gross
profit multiple
2.3x
– 18.9x
10.5x Increase
Gross profit
growth rate
21%
– 57%
38% Increase
Enterprise
value to
EBITDA
multiple
16.3x
– 26.9x
21.5x Increase
EBITDA
growth rate
23% 23% Increase
Enterprise
value to gross
merchandise
value multiple
0.5x
– 0.6x
0.6x Increase

T. ROWE PRICE Small-Cap Stock Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Gross
merchandise
value growth
rate
30% 30% Increase
Projected
enterprise
value to sales
multiple
0.8x 0.8x Increase
Projected
enterprise
value to
EBITDA
multiple
4.3x 4.3x Increase
Discount rate
for cost of
capital
30% 30% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Small-Cap Stock Fund

regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F65-054Q3 09/22